Finance Profit/(Loss)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Finance profit/(Loss)
20	Finance profit/(loss)

	2025	2024	2023
Investment income (i)	128,371	64,322	110,474
Financial revenue through amortized cost	1,038	19,213	4,571
Foreign currency variation income	10,419	—	742
Financial revenue on sublease agreements	121	538	700
Contingent consideration variation (iii)	—	—	4,051
Other finance income	5,432	2,798	1,271

Finance income	145,381	86,871	121,809

Financial expense on lease agreements	(15,369)	(8,295)	(9,809)
Interest expense on loans and financing (ii)	(60,763)	(61,784)	(23,654)
Bank fees	(628)	(151)	(141)
Interest and arrears	(3)	(3)	—
Investment losses (i)	—	—	(111)
Fines on taxes	(1)	(3)	(1)
Foreign currency variation expense	—	(20,807)	(775)
Interest on taxes	—	(85)	(79)
Contingent consideration variation (iii)	(32,258)	(19,915)	(19,923)
Other financial expenses (iv)	(25,227)	(1,182)	(87)

Finance costs	(134,249)	(112,225)	(54,580)

Finance profit/(loss), net	11,132	(25,354)	67,229

(i)	Investment income and losses comprise the fair value changes on the financial instruments at fair value through profit or loss. Segregated investment income results are demonstrated below.

	2025	2024	2023
Mutual funds and fixed income investments (a)	120,911	62,098	109,657
Private equity funds	7,460	2,224	817

	128,371	64,322	110,474

Mutual funds	—	—	—
Private equity funds	—	—	(111)

	—	—	(111)

(a)	Vinci Monalisa corresponds to the most part of the Group’s investment income.
(ii)
Interest expense on loans and financing comprise the financial result on the Commercial notes, the consideration payable related to the business combinations and interest expense on the convertible preferred shares. Please see note 15 for more detail.

(iii)	Variation on contingent consideration comprises the financial result of the fair value evaluation. Please see note 15 (iv) for more detail.
(iv)	Includes the disbursements related to the non-deliverable forwards.